Stockholders’ Deficit (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation
Total stock-based compensation expense is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operations and support	$639	$195	$1,579	$1,454
General and administrative	2,405	687	17,524	3,379
Research and development	475	136	1,016	993
Sales and marketing	54	2	55	3
Total stock-based compensation expense	$3,573	$1,020	$20,174	$5,829
Total stock-based compensation expense is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$1,171	$459
General and administrative	4,336	2,447
Operations and support	1,710	471
Sales and marketing	6	3
Total stock-based compensation expense	$7,223	$3,380

Schedule of Key Assumptions used to Determine Fair Value of Stock Options
The following table summarizes the key assumptions used to determine the fair value of Sonder’s stock options granted to employees, non-employees, officers, and directors:

	Three Months Ended September 30,	Nine Months Ended September 30,
	2021	2021	2020
Expected term (in years)	4.00	3.99 - 4.00	5.79
Expected volatility	64%	64%	63% - 67%
Dividend yield	—%	—%	—%
Risk-free interest Rate	0.61%	0.41% - 0.61%	0.44% - 1.46%
Weighted-average grant-date fair value per stock option	$6.59	$4.54 - $6.59	$2.56 - $2.69
The following table summarizes the key assumptions used to determine the fair value of Sonder’s stock options granted to employees, non-employees, officers, and directors:

	Years Ended December 31,
	2020	2019
Expected term (in years)	5.79	5.00 - 6.25
Expected volatility	63% - 69%	33% - 35%
Dividend yield	—%	—%
Risk-free interest rate	0.4% - 1.5%	1.6% - 2.6%
Weighted-average grant-date fair value per share	$2.51 - $2.77	$1.47 - $1.62

Schedule of Option Activity
Option activity under Sonder’s plans was as follows (in thousands, except per share and term in years):

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance as of December 31, 2019	10,633	$2.52	8.28	$20,195
Grants	5,829	$4.58
Exercises	(1,093)	$1.85
Forfeited	(2,122)	$3.21
Canceled	(444)	$2.16
Balance as of December 31, 2020	12,803	$3.02	7.97	$19,219
As of December 31, 2020
Options vested and exercisable	4,827	$2.47	6.54	$11,798
Options vested and expected to vest	12,803	$3.02	7.97	$19,219